Consolidated Statements of Changes in Equity - AUD ($)	Total	Issued Equity [member]	Reserves [member]	Accumulated Losses [member]
At the beginning of reporting period, amount at Jun. 30, 2016	$ 35,317,513	$ 194,530,932	$ 63,258,187	$ (222,471,606)
Shareholders Equity [line items]
Other comprehensive income (loss) for the year, net of tax	(271,696)		(271,696)
Loss after income tax expense for the year	(9,367,206)			(9,367,206)
Total comprehensive income/( loss) for the year	(9,638,902)		(271,696)	(9,367,206)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	(8,532)	(8,532)
Employee share based payment	862,227		862,227
Exercise of vested performance rights		830,143	(830,143)
At reporting date, amount at Jun. 30, 2017	26,532,306	195,352,543	63,018,575	(231,838,812)
Shareholders Equity [line items]
Other comprehensive income (loss) for the year, net of tax	1,329,119		1,329,119
Loss after income tax expense for the year	(12,746,020)			(12,746,020)
Total comprehensive income/( loss) for the year	(11,416,901)		1,329,119	(12,746,020)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	16,142,679	16,142,679
Employee share based payment	2,263,843		2,263,843
Exercise of vested performance rights		1,737,497	(1,737,497)
At reporting date, amount at Jun. 30, 2018	33,521,927	213,232,719	64,874,040	(244,584,832)
Shareholders Equity [line items]
Other comprehensive income (loss) for the year, net of tax	558,415		558,415
Loss after income tax expense for the year	(18,343,984)			(18,343,984)
Total comprehensive income/( loss) for the year	(17,785,569)		558,415	(18,343,984)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	4,335,025	4,335,025
Exercise of warrants	2,734,346	2,043,359		690,987
Employee share based payment	1,581,987		1,581,987
Exercise of vested performance rights		1,480,488	(1,480,488)
At reporting date, amount at Jun. 30, 2019	$ 24,387,716	$ 221,091,591	$ 65,533,954	$ (262,237,829)